UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3518

Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Treasury Fund

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 35.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 5.4%
5/13/04	1.06%	$ 50,000	$ 49,982
10/14/04	1.05	75,000	74,640
			124,622
U.S. Treasury Bond - principal STRIPS - 0.8%
11/15/04	1.30	20,000	19,859
U.S. Treasury Bonds - 2.9%
5/15/04	0.99	45,000	45,139
11/15/04	1.01	21,400	22,611
			67,750
U.S. Treasury Notes - 26.1%
5/31/04	0.97	68,000	68,124
5/31/04	1.10	15,000	15,026
6/30/04	1.13	13,120	13,157
8/15/04	1.18	24,000	24,330
8/31/04	1.22	25,000	25,071
8/31/04	1.25	14,250	14,290
8/31/04	1.28	15,000	15,040
8/31/04	1.29	20,000	20,053
8/31/04	1.30	25,000	25,065
9/30/04	1.28	10,000	10,023
10/31/04	1.15	25,000	25,116
10/31/04	1.21	25,000	25,109
10/31/04	1.25	17,285	17,356
11/15/04	1.07	25,000	25,636
11/15/04	1.08	35,000	35,893
11/15/04	1.12	25,000	25,899
11/15/04	1.14	27,000	27,676
11/15/04	1.15	25,000	25,894
11/15/04	1.16	25,000	25,626
11/15/04	1.20	23,625	24,209
11/15/04	1.32	8,000	8,192
11/15/04	1.36	23,000	23,712
11/30/04	1.11	20,000	20,100
11/30/04	1.24	20,000	20,085
11/30/04	1.41	20,000	20,065
2/28/05	1.25	23,625	23,671
			604,418
TOTAL U.S. TREASURY OBLIGATIONS			816,649
Repurchase Agreements - 64.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
4/27/04 due 7/27/04 At 1.03%	$ 50,130	$ 50,000
4/30/04 due 5/3/04 At:
0.94%	51,036	51,032
0.96%	1,397,111	1,397,000
TOTAL REPURCHASE AGREEMENTS		1,498,032
TOTAL INVESTMENT PORTFOLIO - 99.8%		2,314,681
NET OTHER ASSETS - 0.2%		3,660
NET ASSETS - 100%		$ 2,318,341
Total Cost for Income Tax Purposes $ 2,314,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,498,032) - See accompanying schedule		$ 2,314,681
Receivable for fund shares sold		16,266
Interest receivable		12,052
Prepaid expenses		9
Receivable from investment adviser for expense reductions		181
Other affiliated receivables		128
Total assets		2,343,317

Liabilities
Payable for fund shares redeemed	$ 23,163
Distributions payable	44
Accrued management fee	482
Distribution fees payable	844
Other affiliated payables	423
Other payables and accrued expenses	20
Total liabilities		24,976

Net Assets		$ 2,318,341
Net Assets consist of:
Paid in capital		$ 2,318,347
Accumulated net realized gain (loss) on investments		(6)
Net Assets		$ 2,318,341

Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,181,199 ÷ 1,181,291 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($841,841 ÷ 841,661 shares)		$ 1.00
Advisor B Class: Net Asset Value and offering price per share ($183,214 ÷ 183,233 shares) A		$ 1.00
Advisor C Class: Net Asset Value and offering price per share ($112,087 ÷ 112,098 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 12,163

Expenses
Management fee	$ 2,876
Transfer agent fees	2,313
Distribution fees	5,029
Accounting fees and expenses	113
Non-interested trustees' compensation	7
Custodian fees and expenses	5
Registration fees	372
Audit	22
Legal	7
Miscellaneous	13
Total expenses before reductions	10,757
Expense reductions	(1,368)	9,389
Net investment income		2,774
Net realized gain (loss) on investment securities		17
Net increase in net assets resulting from operations		$ 2,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,774	$ 10,458
Net realized gain (loss)	17	41
Net increase (decrease) in net assets resulting from operations	2,791	10,499
Distributions to shareholders from net investment income	(2,774)	(10,458)
Share transactions - net increase (decrease)	(23,164)	(426,085)
Total increase (decrease) in net assets	(23,147)	(426,044)

Net Assets
Beginning of period	2,341,488	2,767,532
End of period	$ 2,318,341	$ 2,341,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.005	.013	.041	.053	.043
Distributions from net investment income	(.002)	(.005)	(.013)	(.041)	(.053)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.18%	.55%	1.28%	4.19%	5.48%	4.38%
Ratios to Average Net Assets D
Expenses before expense reductions	.75% A	.75%	.73%	.77%	.75%	.76%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.69%	.65%
Net investment income	.36% A	.56%	1.27%	4.08%	5.32%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,181	$ 1,151	$ 1,373	$ 1,452	$ 1,250	$ 1,335

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.010	.039	.051	.040
Distributions from net investment income	(.001)	(.003)	(.010)	(.039)	(.051)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.31%	1.03%	3.93%	5.22%	4.12%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00% A	1.00%	.98%	1.02%	1.00%	1.02%
Expenses net of voluntary waivers, if any	.95% A	.94%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.95% A	.94%	.95%	.95%	.94%	.90%
Net investment income	.12% A	.31%	1.04%	3.83%	5.12%	4.06%
Supplemental Data
Net assets, end of period (in millions)	$ 842	$ 852	$ 946	$ 1,159	$ 1,175	$ 950

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.001	.005	.034	.046	.035
Distributions from net investment income	(.001)	(.001)	(.005)	(.034)	(.046)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.05%	.11%	.53%	3.42%	4.69%	3.61%
Ratios to Average Net Assets E
Expenses before expense reductions	1.50% A	1.50%	1.48%	1.51%	1.50%	1.51%
Expenses net of voluntary waivers, if any	.96% A	1.15%	1.45%	1.45%	1.44%	1.40%
Expenses net of all reductions	.96% A	1.15%	1.45%	1.45%	1.44%	1.40%
Net investment income	.11% A	.12%	.52%	3.11%	4.56%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 229	$ 301	$ 238	$ 117	$ 157

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.001	.005	.034	.046	.035
Distributions from net investment income	(.001)	(.001)	(.005)	(.034)	(.046)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.05%	.11%	.52%	3.42%	4.69%	3.61%
Ratios to Average Net Assets E
Expenses before expense reductions	1.50% A	1.50%	1.48%	1.51%	1.51%	1.53%
Expenses net of voluntary waivers, if any	.96% A	1.15%	1.45%	1.45%	1.44%	1.40%
Expenses net of all reductions	.96% A	1.15%	1.45%	1.45%	1.44%	1.40%
Net investment income	.11% A	.12%	.50%	3.22%	4.62%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 112	$ 110	$ 148	$ 107	$ 69	$ 62

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 21.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.2%
Suntrust Bank, Georgia
6/21/04	1.21% (b)	$ 25,000	$ 25,005
London Branch, Eurodollar, Foreign Banks - 14.6%
Barclays Bank PLC
8/19/04	1.12	295,000	294,999
8/23/04	1.10	50,000	50,000
11/10/04	1.25	100,000	100,000
Credit Agricole Indosuez
5/12/04	1.21	46,000	46,000
8/5/04	1.39	25,000	25,000
8/5/04	1.40	25,000	25,000
11/2/04	1.25	100,000	100,000
12/31/04	1.27	100,000	100,000
HBOS Treasury Services PLC
8/11/04	1.13	100,000	100,000
Landesbank Hessen-Thuringen
5/12/04	1.21	90,000	90,000
8/4/04	1.14	65,000	65,000
Nationwide Building Society
8/19/04	1.12	55,000	55,001
Royal Bank of Scotland PLC
7/16/04	1.09	50,000	49,996
7/19/04	1.05	150,000	150,000
Societe Generale
8/17/04	1.21	60,000	59,990
8/26/04	1.14	50,000	50,000
1/5/05	1.19	50,000	50,000
1/6/05	1.29	50,000	50,000
Unicredito Italiano Spa
9/8/04	1.12	100,000	100,000
			1,560,986
New York Branch, Yankee Dollar, Foreign Banks - 6.2%
Banco Bilbao Vizcaya Argentaria SA
6/23/04	1.05 (b)	30,000	29,996
BNP Paribas SA
5/3/04	1.04 (b)	100,000	99,997
8/16/04	1.30	50,000	50,000
Canadian Imperial Bank of Commerce
5/17/04	1.15 (b)	85,000	85,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez
5/27/04	1.04% (b)	$ 40,000	$ 39,999
7/22/04	1.15 (b)	20,000	20,010
Danske Bank AS
9/2/04	1.40	50,000	49,998
Deutsche Bank AG
11/26/04	1.23	50,000	50,000
12/16/04	1.20	100,000	100,000
Dresdner Bank AG
8/23/04	1.13	25,000	25,000
Landesbank Baden-Wuerttemberg
6/7/04	1.05 (b)	15,000	14,996
Societe Generale
5/4/04	1.03 (b)	60,000	59,991
5/10/04	1.03 (b)	45,000	44,988
			669,975
TOTAL CERTIFICATES OF DEPOSIT			2,255,966
Commercial Paper - 25.6%

Cafco LLC
5/5/04	1.05	50,000	49,994
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/4/04	1.04	100,000	99,991
5/6/04	1.04	100,000	99,986
5/10/04	1.05	25,000	24,993
5/11/04	1.05	15,000	14,996
5/13/04	1.05	211,000	210,926
5/26/04	1.05	12,000	11,991
6/23/04	1.06	25,000	24,961
Credit Suisse First Boston New York Branch
5/3/04	1.05	200,000	199,988
5/4/04	1.05	45,000	44,996
Dresdner U.S. Finance, Inc.
8/13/04	1.11	60,000	59,808
Emerald (MBNA Credit Card Master Note Trust)
5/5/04	1.04	110,400	110,387
5/19/04	1.05	149,000	148,922
6/8/04	1.06	20,000	19,978
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Emerald (MBNA Credit Card Master Note Trust) - continued
6/16/04	1.07%	$ 25,000	$ 24,966
Fairway Finance Corp.
5/14/04	1.03	75,615	75,587
GE Capital International Funding, Inc.
5/20/04	1.05	70,000	69,961
General Electric Capital Corp.
7/7/04	1.26	100,000	99,767
Grampian Funding Ltd.
6/11/04	1.05	83,000	82,901
ING America Insurance Holdings, Inc.
7/19/04	1.05	30,000	29,931
Kitty Hawk Funding Corp.
5/26/04	1.04	19,221	19,207
Market Street Funding Corp.
5/17/04	1.05	65,000	64,970
5/18/04	1.04	90,077	90,033
Motown Notes Program
5/3/04	1.06	35,000	34,998
5/20/04	1.06	35,000	34,980
6/3/04	1.06	5,000	4,995
6/21/04	1.05	5,000	4,993
7/16/04	1.10	20,000	19,954
Nationwide Building Society
9/21/04	1.10	51,500	51,277
Newcastle (Discover Card Master Trust)
5/19/04	1.04	25,000	24,987
6/9/04	1.06	134,380	134,226
6/14/04	1.06	32,143	32,101
6/22/04	1.06	50,000	49,923
Paradigm Funding LLC
5/5/04	1.05	10,000	9,999
5/12/04	1.05	27,925	27,916
Park Granada LLC
5/3/04	1.05	137,000	136,992
5/11/04	1.05	10,000	9,997
5/12/04	1.05	34,557	34,546
5/13/04	1.06	11,000	10,996
5/26/04	1.06	10,000	9,993
6/14/04	1.05	35,000	34,955
7/7/04	1.08	15,000	14,970
7/12/04	1.08	40,000	39,914
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Park Granada LLC - continued
7/16/04	1.09%	$ 10,000	$ 9,977
Sheffield Receivables Corp.
5/5/04	1.05	40,000	39,995
Societe Generale NA
5/10/04	1.05	200,000	199,948
UBS Finance, Inc.
11/15/04	1.20	50,000	49,673
Yorktown Capital LLC
5/14/04	1.03	23,961	23,952
7/14/04	1.07	19,000	18,958
TOTAL COMMERCIAL PAPER			2,744,455
Federal Agencies - 11.3%

Fannie Mae - 5.9%
Agency Coupons - 3.5%
6/10/04	1.05 (b)	50,000	50,000
7/21/04	1.03 (b)	100,000	99,904
2/15/05	1.40	50,000	50,000
3/29/05	1.40	100,000	100,000
5/3/05	1.40	25,000	25,000
5/13/05	1.59	50,000	50,000
			374,904
Discount Notes - 2.4%
5/5/04	1.17	50,000	49,994
6/14/04	1.21	130,000	129,809
11/12/04	1.50	50,000	49,599
12/10/04	1.35	25,000	24,794
			254,196
			629,100
Federal Home Loan Bank - 5.4%
Agency Coupons - 5.4%
5/16/04	1.00 (b)	100,000	99,931
5/25/04	1.02 (b)	137,000	136,932
6/15/04	1.03 (b)	59,000	58,986
6/21/04	1.04 (b)	50,000	49,991
7/19/04	1.07 (b)	36,000	35,989
8/18/04	1.30	25,000	25,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
9/24/04	1.44%	$ 32,000	$ 32,000
2/25/05	1.40	100,000	100,000
3/11/05	1.44	39,950	39,950
			578,779
TOTAL FEDERAL AGENCIES			1,207,879
Bank Notes - 0.4%

National City Bank, Indiana
5/3/04	1.04 (b)	45,000	44,999
Master Notes - 2.9%

Bear Stearns Companies, Inc.
5/12/04	1.15	25,000	25,000
Goldman Sachs Group, Inc.
5/13/04	1.14 (b)(d)	133,000	133,000
7/6/04	1.25 (d)	7,000	7,000
9/14/04	1.21 (d)	80,000	80,000
9/30/04	1.25 (d)	70,000	70,000
TOTAL MASTER NOTES			315,000
Medium-Term Notes - 8.1%

Allstate Life Global Funding II
5/10/04	1.09 (a)(b)	10,000	10,000
5/17/04	1.10 (a)(b)	10,000	10,000
American Express Credit Corp.
5/5/04	1.14 (b)	50,000	50,006
5/27/04	1.22 (b)	25,000	25,027
Bank of America Corp.
7/22/04	1.43 (b)	25,000	25,040
Bank One NA, Chicago
5/3/04	1.03 (b)	15,000	15,000
Bear Stearns Companies, Inc.
6/1/04	1.37 (b)	23,000	23,006
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Descartes Funding Trust
5/17/04	1.10% (b)	$ 20,000	$ 20,000
GE Capital Assurance Co.
5/3/04	1.21 (b)(d)	7,000	7,000
General Electric Capital Corp.
5/1/04	1.21 (b)(d)	20,000	20,000
5/10/04	1.18 (b)	70,000	70,000
5/17/04	1.18 (b)	90,000	90,020
HBOS Treasury Services PLC
6/24/04	1.11 (b)	85,000	85,000
Household Finance Corp.
5/26/04	1.12 (b)	25,000	25,000
Morgan Stanley
5/4/04	1.09 (b)	20,000	20,000
5/27/04	1.11 (b)	50,000	50,000
National City Bank, Indiana
5/3/04	1.05 (b)	50,000	49,999
Pacific Life Global Funding
5/14/04	1.09 (a)(b)	10,000	10,000
RACERS
5/24/04	1.10 (a)(b)	50,000	50,000
Royal Bank of Canada
5/10/04	1.08 (b)	10,000	10,000
SLM Corp.
5/3/04	1.09 (a)(b)	50,000	50,000
Verizon Global Funding Corp.
6/15/04	1.20 (b)	55,000	55,001
6/15/04	1.22 (b)	45,000	45,000
Wells Fargo & Co.
5/3/04	1.11 (b)	35,000	35,000
Westpac Banking Corp.
6/11/04	1.10 (b)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			870,099
Short-Term Notes - 2.8%

Hartford Life Insurance Co.
6/1/04	1.27 (b)(d)	20,000	20,000
Jackson National Life Insurance Co.
7/1/04	1.25 (b)(d)	25,000	25,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Metropolitan Life Insurance Co.
5/3/04	1.29% (b)(d)	$ 10,000	$ 10,000
5/28/04	1.14 (b)	15,000	15,000
7/1/04	1.30 (b)(d)	35,000	35,000
Monumental Life Insurance Co.
5/1/04	1.23 (b)(d)	18,000	18,000
5/1/04	1.26 (b)(d)	20,000	20,000
New York Life Insurance Co.
5/3/04	1.24 (b)(d)	75,000	75,000
Pacific Life Insurance Co.
6/11/04	1.26 (b)(d)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/04	1.30 (b)(d)	40,000	40,000
Travelers Insurance Co.
5/22/04	1.23 (b)(d)	5,000	5,000
7/1/04	1.22 (b)(d)	25,000	25,000
TOTAL SHORT-TERM NOTES			303,000
Municipal Securities - 5.3%

Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.18%, VRDN (b)(c)	17,000	17,000
California Gen. Oblig. Series 2003 B3, 1.07%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	28,800	28,800
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 1.08%, LOC Bank One NA, Chicago, VRDN (b)(c)	43,900	43,900
Charlotte Arpt. Rev. Series A, 1.12% (MBIA Insured), VRDN (b)(c)	22,810	22,810
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. 1.08% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	20,600	20,600
Fayetteville Pub. Wks Commission 1.09% (FSA Insured), VRDN (b)	30,600	30,600
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 1.07% (Liquidity Facility Landesbank Hessen-Thuringen) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	82,105	82,105
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.18%, LOC Bank of America NA, VRDN (b)	$ 10,750	$ 10,750
Illinois Gen. Oblig. Series 2003 B, 1.09% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	38,600	38,600
Louisiana Pub. Facilities Auth. Rev. Bonds (Christus Health Proj.) Series B, 1.05% tender 5/17/04 (AMBAC Insured) (Liquidity Facility Cr. Suisse First Boston Bank), CP mode	30,000	30,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series B, 1.05% 5/17/04, CP	18,400	18,400
Massachusetts Gen. Oblig. Series 1999 D, 1.09% 5/7/04, CP	40,000	40,000
Metro. Wtr. District Southern California Wtrwks. Rev. Series 2004 A1, 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,990	26,990
New York City Gen. Oblig. Series 1995 F3, 1.07%, LOC JPMorgan Chase Bank, VRDN (b)	18,150	18,150
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 6, 1.06% 5/24/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	28,000	28,000
New York Transitional Fin. Auth. Rev. Series 2003 2C, 1.07% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	33,610	33,610
New York Transitional Fin. Auth. Rev. Series 2003 3B, 1.1% (Liquidity Facility Bank of New York, New York), VRDN (b)	33,000	33,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 B, 1.1%, VRDN (b)	37,000	37,000
TOTAL MUNICIPAL SECURITIES		560,315
Repurchase Agreements - 22.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 4/30/04 due 5/3/04 At:
1.05%	$ 47,552	47,548
1.06%	1,086,096	1,086,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With:
Citigroup Global Markets, Inc. At 1.12%, dated 4/30/04 due 5/3/04 (Collateralized by Corporate Obligations with principal amounts of $523,802,000, 1.04% - 10.13%, 6/15/04 - 1/15/49)	$ 536,050	$ 536,000
Goldman Sachs & Co. At:
1.12%, dated:
4/8/04 due 5/27/04 (Collateralized by Corporate Obligations with principal amounts of $171,029,893, 0% - 14%, 7/15/04 - 9/15/33)	154,235	154,000
4/22/04 due 7/13/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $179,751,966, 1.35% - 7%, 10/12/08 - 12/25/33)	55,140	55,000
1.18%, dated 4/30/04 due 5/3/04 (Collateralized by Equity Securities with market value amounts of $37,800,034)	36,004	36,000
Lehman Brothers, Inc. At 1.21%, dated 4/30/04 due 5/3/04:
(Collateralized by Corporate Obligations with principal amounts of $264,226,703, 4.11% - 11.13%, 12/15/05 - 5/15/31)	195,020	195,000
(Collateralized by Equity Securities with market value amounts of $304,571,955)	290,029	290,000
TOTAL REPURCHASE AGREEMENTS		2,399,548
TOTAL INVESTMENT PORTFOLIO - 99.8%		10,701,261
NET OTHER ASSETS - 0.2%		20,908
NET ASSETS - 100%		$ 10,722,169
Total Cost for Income Tax Purposes $ 10,701,261
Security Type Abbreviations
CP	-	Commercial Paper
VRDN	-	Variable Rate Demand Note
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $130,000,000 or 1.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $605,000,000 or 5.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.21%, 5/3/04	7/31/03	$ 7,000
General Electric Capital Corp. 1.21%, 5/1/04	4/1/04	$ 20,000
Goldman Sachs Group, Inc.: 1.14%, 5/13/04	1/13/04	$ 133,000
1.21%, 9/14/04	2/17/04	$ 80,000
1.25%, 7/6/04	1/5/04	$ 7,000
1.25%, 9/30/04	3/3/04	$ 70,000
Hartford Life Insurance Co. 1.27%, 6/1/04	12/16/03	$ 20,000
Jackson National Life Insurance Co. 1.25%, 7/1/04	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 1.29%, 5/3/04	2/24/03	$ 10,000
1.3%, 7/1/04	3/26/02	$ 35,000
Monumental Life Insurance Co.: 1.23%, 5/1/04	7/31/98 - 9/17/98	$ 18,000
1.26%, 5/1/04	3/12/99	$ 20,000
New York Life Insurance Co. 1.24%, 5/3/04	2/28/02	$ 75,000
Pacific Life Insurance Co 1.26%, 6/11/04	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 1.3%, 5/1/04	4/28/00	$ 40,000
Travelers Insurance Co.: 1.22%, 7/1/04	3/26/04	$ 25,000
1.23%, 5/22/04	8/21/03	$ 5,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $18,687,000. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $7,049 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,399,548) - See accompanying schedule		$ 10,701,261
Receivable for investments sold		30,002
Receivable for fund shares sold		216,732
Interest receivable		9,328
Prepaid expenses		34
Receivable from investment adviser for expense reductions		357
Other affiliated receivables		9
Total assets		10,957,723

Liabilities
Payable for fund shares redeemed	$ 228,008
Distributions payable	165
Accrued management fee	2,149
Distribution fees payable	3,330
Other affiliated payables	1,868
Other payables and accrued expenses	34
Total liabilities		235,554

Net Assets		$ 10,722,169
Net Assets consist of:
Paid in capital		$ 10,722,170
Accumulated net realized gain (loss) on investments		(1)
Net Assets		$ 10,722,169

Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,671,340 ÷ 4,671,321 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($6,050,829 ÷ 6,050,504 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 57,104

Expenses
Management fee	$ 12,477
Transfer agent fees	9,868
Distribution fees	19,079
Accounting fees and expenses	422
Non-interested trustees' compensation	36
Custodian fees and expenses	68
Registration fees	1,161
Audit	38
Legal	19
Miscellaneous	45
Total expenses before reductions	43,213
Expense reductions	(1,940)	41,273
Net investment income		15,831
Net realized gain (loss) on investment securities		(1)
Net increase in net assets resulting from operations		$ 15,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,831	$ 51,549
Net realized gain (loss)	(1)	328
Net increase (decrease) in net assets resulting from operations	15,830	51,877
Distributions to shareholders from net investment income	(15,831)	(51,549)
Share transactions - net increase (decrease)	1,032,994	(261,355)
Total increase (decrease) in net assets	1,032,993	(261,027)

Net Assets
Beginning of period	9,689,176	9,950,203
End of period	$ 10,722,169	$ 9,689,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.006	.014	.043	.056	.046
Distributions from net investment income	(.002)	(.006)	(.014)	(.043)	(.056)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.22%	.65%	1.39%	4.42%	5.79%	4.65%
Ratios to Average Net Assets D
Expenses before expense reductions	.74% A	.73%	.72%	.74%	.76%	.77%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.69%	.65%
Net investment income	.45% A	.65%	1.38%	4.28%	5.64%	4.57%
Supplemental Data
Net assets, end of period (in millions)	$ 4,671	$ 4,744	$ 5,151	$ 5,455	$ 4,775	$ 4,336

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.004	.011	.041	.054	.043
Distributions from net investment income	(.001)	(.004)	(.011)	(.041)	(.054)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	.40%	1.14%	4.16%	5.53%	4.39%
Ratios to Average Net Assets D
Expenses before expense reductions	.99% A	.97%	.97%	.99%	1.00%	1.01%
Expenses net of voluntary waivers, if any	.95% A	.95%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.95% A	.95%	.95%	.95%	.94%	.90%
Net investment income	.20% A	.40%	1.14%	4.00%	5.41%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,051	$ 4,945	$ 4,799	$ 5,335	$ 3,892	$ 2,924

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.13% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	$ 10,000	$ 10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.24%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.14%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,900	3,900
		17,600
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670	4,670
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,835	5,835
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,145	3,145
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.25% tender 6/1/04, CP mode	2,900	2,900
Series 1994 B, 1.25% tender 6/1/04, CP mode	2,700	2,700
Series 1994 C, 1.25% tender 6/1/04, CP mode	1,500	1,500
		21,850
Arizona - 2.0%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295	1,295
Maricopa County Gen. Oblig. Bonds 4% 7/1/04	1,400	1,407
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series A, 5% 1/1/05	$ 1,195	$ 1,225
Participating VRDN:
Series PT 1512, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series ROC II R1003, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,005	4,005
Series SG 03 160, 1.13% (Liquidity Facility Societe Generale) (b)(f)	3,600	3,600
Series 1997 A:
0.99% 5/17/04, CP	5,000	5,000
0.99% 6/11/04, CP	1,000	1,000
1% 7/14/04, CP	5,000	5,000
1.03% 6/3/04, CP	2,100	2,100
		32,677
California - 8.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,300	3,300
Series PA 1099, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000	10,000
Series Putters 395, 1.1% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,655	16,655
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	27,900	27,900
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	27,800	27,800
Participating VRDN Series Putters 132, 1.1% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,495	2,495
RAN:
Series A1, 2% 6/23/04, LOC HSH Nordbank AG	1,900	1,903
Series A2, 2% 6/23/04, LOC Citibank NA, New York	3,800	3,805
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	1,600	1,602
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	2,500	2,503
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	3,700	3,705
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	2,500	2,503
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.17%, VRDN (b)	$ 2,200	$ 2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,195	3,195
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,430	5,430
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.29%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	4,900	4,900
Series PT 1763, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,000	8,000
Series PT 1855, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,280	7,280
Poway Unified School District Participating VRDN Series PT 1889, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,100	1,100
Univ. of California Revs. Participating VRDN Series PT 1859, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,660	6,660
		146,036
Colorado - 1.8%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300	3,304
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.23%, LOC Bank One NA, Chicago, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.1% (Liquidity Facility Bank One NA), VRDN (b)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.09%, VRDN (b)	2,000	2,000
Colorado Hsg. & Fin. Auth. Bonds Series 2003 B5, 1% 7/1/04	13,700	13,700
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.15% (Liquidity Facility Societe Generale) (b)(f)	6,800	6,800
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (b)	1,300	1,300
		30,104
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.34%, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 1.6%, VRDN (b)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
		9,900
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Participating VRDN Series MSTC 00 92, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,250	8,250
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.17% (AMBAC Insured), VRDN (b)	3,575	3,575
(Defenders of Wildlife Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		14,575
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	1,100	1,100
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.13% (Liquidity Facility WestLB AG) (b)(f)	2,630	2,630
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.13% (Liquidity Facility Societe Generale) (b)(f)	1,210	1,210
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	13,000	13,000
Series EGL 01 0905, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	10,200	10,200
Series PT 1223, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.13% (Liquidity Facility Societe Generale) (b)(f)	11,580	11,580
Florida Local Govt. Fin. Auth. Rev. Series A, 1% 7/15/04, LOC Wachovia Bank NA, CP	1,930	1,930
Florida Muni. Pwr. Agcy. Series A, 0.97% 7/8/04, LOC Wachovia Bank NA, CP	4,840	4,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.15% (Liquidity Facility Societe Generale) (b)(f)	$ 2,910	$ 2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.28%, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.17%, VRDN (b)	6,750	6,750
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1997 B, 1.12%, VRDN (b)	4,200	4,200
Palm Beach County Rev. (Planned Parenthood Proj.) 1.12%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.215%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Sunshine State Govt. Fing. Commission Rev. Series G, 1.05% 8/5/04 (FGIC Insured), CP	1,300	1,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000	2,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.12%, LOC Wachovia Bank NA, VRDN (b)	2,760	2,760
		96,175
Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.12% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.12% (Liquidity Facility Societe Generale) (b)(f)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.08%, tender 4/19/05 (b)	13,400	13,400
Fulton County Hsg. Auth. Rev. (Legacy Cmnty. Partnership, Inc. Proj.) 1.18% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	7,200	7,200
		33,600
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (b)	1,600	1,603
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	$ 2,395	$ 2,395
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2150, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,110	5,110
		9,108
Illinois - 7.6%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.19% (Liquidity Facility Bank of America NA) (b)(f)	3,400	3,400
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2000 B, 1.25% tender 6/7/04, CP mode	400	400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.24% (Liquidity Facility Citibank NA, New York) (b)(f)	2,500	2,500
Series PT 1592, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,925	5,925
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.22%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,000	1,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,200	1,200
Series PA 591, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,305	5,305
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 E1, 1.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,115	2,115
(Aurora Central Catholic High School Proj.) Series 1994, 1.4%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 0060, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	4,690	4,690
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,500	1,500
Series PT 1881, 1.13% (Liquidity Facility WestLB AG) (b)(f)	7,525	7,525
Series PT 2131, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,780	7,780
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series Putters 409, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,900	$ 2,900
Series 2003 B, 1.09% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	17,900	17,900
Illinois Health Facilities Auth. Rev.:
Bonds (Univ. of Chicago Hosp. & Health Ctr. Proj.) 6% 8/15/04 (MBIA Insured)	2,775	2,814
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.13%, LOC Lasalle Bank NA, VRDN (b)	1,250	1,250
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.17% (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series EGL 01 1306, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,600	1,600
Series Merlots 01 A86, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,780	3,780
Series Merlots 01 A93, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,675	3,675
Series Merlots 02 A24, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,980	4,980
Series SGB 10, 1.15% (Liquidity Facility Societe Generale) (b)(f)	7,745	7,745
Series SGB 19, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.13% (Liquidity Facility WestLB AG) (b)(f)	3,430	3,430
Series PT 1655, 1.13% (Liquidity Facility WestLB AG) (b)(f)	3,245	3,245
Series PT 896, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,111	1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.45%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,350	1,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.22%, LOC Bank One NA, Chicago, VRDN (b)	3,130	3,130
		124,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 2.9%
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.12%, LOC Bank One NA, Chicago, VRDN (b)	$ 8,630	$ 8,630
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group, Inc. Proj.) Series 2001 A2, 0.98%, tender 7/2/04 (b)	10,000	10,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(f)(g)	2,000	2,000
Indiana Univ. Revs. 0.99% 5/12/04, LOC Bank One NA, Chicago, CP	1,500	1,500
Indianapolis Arpt. Auth. Rev. Bonds Series A, 5% 7/1/04 (FGIC Insured)	1,360	1,369
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,595	6,595
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,900	6,900
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
Series 1985 L5, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600	4,600
		48,324
Iowa - 0.7%
Iowa Gen. Oblig. TRAN 2% 6/29/04	12,200	12,219
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.13% (Liquidity Facility Societe Generale) (b)(f)	3,000	3,000
Kentucky - 3.4%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1.08%, tender 10/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	2,005	2,005
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
0.98% tender 7/9/04, LOC Fifth Third Bank, Cincinnati, CP mode	6,100	6,100
1.08% tender 8/13/04, LOC Fifth Third Bank, Cincinnati, CP mode	1,515	1,515
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.08% tender 8/12/04, CP mode	$ 4,500	$ 4,500
Series 2001 A, 1.05% tender 7/8/04, CP mode	15,000	15,000
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,610	7,610
Louisville & Jefferson County Metro. Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.1%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.29% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,400	1,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	5,500	5,500
		56,605
Louisiana - 0.2%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,065	4,065
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	3,000	3,000
Maryland - 1.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.09% tender 8/13/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.05% tender 6/25/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	6,500	6,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	5,000	5,000
Participating VRDN Series MS 829, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,895	1,895
Series A, 1.07% 7/15/04, CP	12,480	12,480
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,425	1,425
		29,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2081, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,800	$ 5,800
Massachusetts Gen. Oblig.:
Bonds Series A, 7.5% 6/1/04 (Escrowed to Maturity) (e)	2,675	2,690
Participating VRDN:
Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (b)(f)	4,200	4,200
Series PT 1611, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,680	1,680
Series PT 2015, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,765	1,765
Series 2001 C, 1.12% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		18,135
Michigan - 3.8%
Detroit City School District Participating VRDN:
Series PT 1581, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,495	6,495
Series PT 1844, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,990	3,990
Series PT 2158, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,475	2,475
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series Merlots 01 A103, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,200	1,200
Series SGB 47, 1.15% (Liquidity Facility Societe Generale) (b)(f)	5,110	5,110
Series B, 1.1% (FSA Insured), VRDN (b)	2,750	2,750
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	17,235	17,235
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.13% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,700	7,700
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,780	1,780
Michigan State Univ. Revs. Series 2002 A, 1.1%, VRDN (b)	6,500	6,500
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.5%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
1.7%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,930	2,930
		62,765
Minnesota - 2.1%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,840	1,840
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	2,000	2,004
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	3,100	3,100
Series ROC II 99 4, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,000	10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,572
		34,061
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,100	1,100
Missouri - 0.9%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,865	6,865
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.99%, VRDN (b)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.15%, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,700	2,700
		14,865
Nebraska - 0.1%
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,000	2,000
Nevada - 0.8%
Clark County School District Participating VRDN Series Putters 398, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,470	3,470
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.15% (Liquidity Facility Societe Generale) (b)(f)	2,500	2,500
Washoe County School District Gen. Oblig. Bonds 5% 8/1/04 (FSA Insured)	6,795	6,859
		12,829
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.07% tender 7/20/04, CP mode	3,500	3,500
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.12%, LOC Suntrust Bank, VRDN (b)	8,075	8,075
		11,575
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	1,000	1,000
Participating VRDN Series PT 1751, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
		4,000
New York - 3.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,345	6,345
New York City Gen. Oblig. Participating VRDN:
Series PT 2132, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig. Participating VRDN: - continued
Series ROC II 251, 1.16% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 3,800	$ 3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 1.11% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series PA 523, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,000	14,000
Series PT 2114, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,500	6,500
New York State Dorm. Auth. Revs. Participating VRDN Series PA 784R, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,025	1,025
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 1424, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,920	1,920
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series PT 1092, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,745	2,745
Series PT 2017, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500	3,500
		52,055
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	1,400	1,400
North Carolina - 1.5%
North Carolina Cap. Facilities Ed. Rev. (Greensboro College Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	7,800	7,800
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.11%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Gen. Oblig. Participating VRDN: - continued
Series PT 2115, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,465	$ 5,465
Wake County Gen. Oblig. Series 2003 C, 1.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	5,000	5,000
		25,265
Ohio - 2.2%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,910	3,910
Delaware Gen. Oblig. BAN 2% 8/5/04	2,500	2,506
Fairfield County Gen. Oblig. BAN 1.75% 9/24/04	2,250	2,257
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.19%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,440	6,440
Lakewood City School District BAN 1.75% 9/14/04	2,500	2,506
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.11% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	3,290	3,290
Ohio Higher Edl. Facilities Rev.:
(Pooled Fing. Prog.) Series B, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.12%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,200	3,200
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	3,200	3,200
		35,769
Oklahoma - 1.1%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.12% (AMBAC Insured), VRDN (b)	13,700	13,700
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.1%, LOC BNP Paribas SA, VRDN (b)	4,100	4,100
		17,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - 1.3%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,500	$ 6,500
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500	10,566
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	4,300	4,300
		21,366
Pennsylvania - 5.4%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	3,025	3,029
(Presbyterian Univ. Health Sys. Proj.) Series 1990 B, 1.09% (MBIA Insured), VRDN (b)	2,400	2,400
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	5,400	5,409
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.12%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,485	6,485
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.12% (Liquidity Facility Societe Generale) (b)(f)	5,700	5,700
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.12%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.11% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Carnegie-Mellon Univ. Proj.):
Series B, 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 3,500	$ 3,500
Series C, 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series Putters 371Z, 1.11% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,715	1,715
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,330	5,330
TRAN 2% 6/30/04	2,300	2,304
Philadelphia Wtr. & Wastewtr. Rev. Bonds 5.15% 6/15/04 (FGIC Insured)	4,450	4,472
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,250	9,250
		89,114
South Carolina - 0.9%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.15%, LOC Bank of America NA, VRDN (b)	6,050	6,050
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.15% (Liquidity Facility Citibank NA) (b)(f)	4,585	4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.8% tender 5/11/04, CP mode	2,500	2,500
		14,135
Tennessee - 1.4%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.1%, LOC Bank of America NA, VRDN (b)	6,895	6,895
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	2,100	2,100
Sevier County Pub. Bldg. Auth.:
Series IV A2, 1.11% (FSA Insured), VRDN (b)	3,490	3,490
Series IV B12, 1.11% (FSA Insured), VRDN (b)	2,165	2,165
		22,550
Texas - 17.9%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.15% tender 5/14/04, CP mode	3,500	3,500
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.12% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Granbury Independent School District Participating VRDN Series SG 129, 1.13% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	6,900	6,900
Series MSTC 01 126 Class A, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	26,000	26,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.11% (MBIA Insured), VRDN (b)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 1.1% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)

	$ 10,380	$ 10,380
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.13% (MBIA Insured), VRDN (b)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	9,000	9,000
Series SG 03 161, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,525	5,525
Series ROC II 2084, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,520	2,520
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	3,875	3,875
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (b)	5,800	5,800
Hunt Memorial Hosp. District Rev. Series 1998, 1.14% (FSA Insured), VRDN (b)	4,770	4,770
Lower Colorado River Auth. Rev. Participating VRDN Series STARS 72, 1.13% (Liquidity Facility BNP Paribas SA) (b)(f)	8,190	8,190
Northside Independent School District Participating VRDN Series EGL 03 0040, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	5,205	5,205
Pearland Independent School District Participating VRDN Series SG 106, 1.13% (Liquidity Facility Societe Generale) (b)(f)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.12% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	9,995	9,995
Series SG 101, 1.13% (Liquidity Facility Societe Generale) (b)(f)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series SG 104, 1.13% (Liquidity Facility Societe Generale) (b)(f)	$ 12,250	$ 12,250
Series SG 105, 1.13% (Liquidity Facility Societe Generale) (b)(f)	11,700	11,700
Series A:
1.03% 6/4/04, CP	4,000	4,000
1.05% 8/5/04, CP	2,300	2,300
1.12% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.18%, tender 5/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	3,200	3,200
Spring Branch Independent School District Bonds 1.133%, tender 9/9/04 (Permanent School Fund of Texas Guaranteed) (a)(b)	16,000	16,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.09%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 0026, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,400	2,400
TRAN 2% 8/31/04	37,700	37,804
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	4,500	4,500
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.13% (Liquidity Facility Societe Generale) (b)(f)	10,000	10,000
Williamson County Gen. Oblig. Participating VRDN Series PT 2135, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,310	4,310
		295,359
Utah - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 F, 0.95% tender 5/10/04 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	$ 16,495	$ 16,495
Participating VRDN:
Series EGL 96 C4402 Class A, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	4,000	4,000
Series MS 00 409, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,535	1,535
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.12%, LOC Bank One NA, Chicago, VRDN (b)	3,730	3,730
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,385	6,385
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN:
Series PT 1976, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,165	5,165
Series PT 2126, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000	4,000
		45,800
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.1%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 1.6%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,300	1,300
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.09% (FSA Insured), VRDN (b)	7,325	7,325
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.08% tender 5/13/04, CP mode	4,000	4,000
1.08% tender 5/14/04, CP mode	3,400	3,400
1.08% tender 5/25/04, CP mode	4,000	4,000
1.08% tender 6/9/04, CP mode	1,000	1,000
1.1% tender 5/11/04, CP mode	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1987, 1.1% tender 8/13/04, CP mode	$ 500	$ 500
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	2,300	2,300
		26,425
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	9,795	9,795
Clark County School District #114, Evergreen Participating VRDN Series STARS 57, 1.13% (Liquidity Facility BNP Paribas SA) (b)(f)	2,780	2,780
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.13% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,000	7,000
Series ROC II R152, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,340	5,340
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.1%, LOC Bank of America NA, VRDN (b)	4,235	4,235
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.15%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.13% (Liquidity Facility Societe Generale) (b)(f)	5,500	5,500
Series SGA 35, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Series SGA 36, 1.12% (Liquidity Facility Societe Generale) (b)(f)	2,260	2,260
Series SGB 09, 1.15% (Liquidity Facility Societe Generale) (b)(f)	900	900
Series SGB 11, 1.15% (Liquidity Facility Societe Generale) (b)(f)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	$ 2,715	$ 2,715
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.15% (Liquidity Facility WestLB AG) (b)(f)	5,755	5,755
		63,105
Wisconsin - 1.5%
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,595	3,595
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.21%, VRDN (b)	7,600	7,600
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	2,495	2,495
Series MS 901, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,245	5,245
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,100	3,100
Series Putters 399, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,245	3,245
		25,280
Wyoming - 0.2%
Wyoming Ed. Fund RAN 1.5% 6/29/04	3,100	3,103
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Other - 4.0%
Fidelity Tax-Free Cash Central Fund, 1.05% (c)(d)	$ 66,504	$ 66,504
TOTAL INVESTMENT PORTFOLIO - 100.9%		1,664,453
NET OTHER ASSETS - (0.9)%		(14,283)
NET ASSETS - 100%		$ 1,650,170
Total Cost for Income Tax Purposes $ 1,664,453
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,570,000 or 5.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 27,900
California Gen. Oblig. Bonds Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 27,800
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Security	Acquisition Date	Cost (000s)
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 16,495
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/4/03	$ 5,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03 - 8/22/03	$ 4,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,664,453
Cash		3,064
Receivable for investments sold		15,213
Receivable for fund shares sold		30,852
Interest receivable		5,426
Prepaid expenses		5
Receivable from investment adviser for expense reductions		68
Other receivables		3
Total assets		1,719,084

Liabilities
Payable for investments purchased Regular delivery	$ 26,760
Delayed delivery	16,033
Payable for fund shares redeemed	25,200
Distributions payable	15
Accrued management fee	334
Distribution fees payable	273
Other affiliated payables	281
Other payables and accrued expenses	18
Total liabilities		68,914

Net Assets		$ 1,650,170
Net Assets consist of:
Paid in capital		$ 1,649,892
Accumulated net realized gain (loss) on investments		278
Net Assets		$ 1,650,170

Daily Money Class: Net Asset Value, offering price and redemption price per share ($502,982 ÷ 502,584 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($405,154 ÷ 404,835 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($742,034 ÷ 741,742 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 7,867

Expenses
Management fee	$ 1,861
Transfer agent fees	1,486
Distribution fees	1,595
Accounting fees and expenses	93
Non-interested trustees' compensation	5
Custodian fees and expenses	14
Registration fees	184
Audit	18
Legal	9
Miscellaneous	6
Total expenses before reductions	5,271
Expense reductions	(418)	4,853
Net investment income		3,014
Net realized gain (loss) on investment securities		224
Net increase in net assets resulting from operations		$ 3,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,014	$ 7,199
Net realized gain (loss)	224	627
Net increase (decrease) in net assets resulting from operations	3,238	7,826
Distributions to shareholders from net investment income	(3,014)	(7,199)
Share transactions - net increase (decrease)	241,097	210,218
Total increase (decrease) in net assets	241,321	210,845

Net Assets
Beginning of period	1,408,849	1,198,004
End of period	$ 1,650,170	$ 1,408,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.005	.010	.026	.034	.026
Distributions from net investment income	(.002)	(.005)	(.010)	(.026)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.18%	.52%	.98%	2.66%	3.47%	2.65%
Ratios to Average Net AssetsD
Expenses before expense reductions	.75%A	.74%	.73%	.77%	.77%	.79%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70%A	.68%	.66%	.67%	.69%	.65%
Net investment income	.37%A	.52%	.98%	2.59%	3.41%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 503	$ 544	$ 576	$ 575	$ 467	$ 503

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.007	.024	.032	.024
Distributions from net investment income	(.001)	(.003)	(.007)	(.024)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.07%	.30%	.72%	2.40%	3.21%	2.40%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%A	.99%	.98%	1.02%	1.02%	1.04%
Expenses net of voluntary waivers, if any	.93%A	.93%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.93%A	.91%	.91%	.92%	.94%	.90%
Net investment income	.14%A	.29%	.72%	2.33%	3.16%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 369	$ 367	$ 298	$ 221	$ 170

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax-Free Money Market Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.008	.012	.008
Distributions from net investment income	(.003)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.31%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%A
Expenses net of all reductions	.45%A	.43%	.41%	.42%A
Net investment income	.61%A	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 742	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Tax Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Note Purchase Agreements. Tax-Exempt, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $3,100 of notes with a fixed coupon of 1.25% and maturing on August 31, 2004.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2004, effectively terminating any obligation of the fund to purchase the notes. At period end the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury	.25%	|
Prime	.25%
Tax-Exempt	.25%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money Class	.00%	.25%	$ 1,480	$ 3
Capital Reserves Class	.25%	.25%	2,033	28
Advisor B Class	.75%	.25%	995	748
Advisor C Class	.75%	.25%	521	291
			$ 5,029	$ 1070
Prime: Daily Money Class	.00%	.25%	$ 5,875	$ 182
Capital Reserves Class	.25%	.25%	13,204	374
			$ 19,079	$ 556
Tax-Exempt: Daily Money Class	.00%	.25%	$ 668	$ 12
Capital Reserves Class	.25%	.25%	927	75
			$ 1,595	$ 87

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class*	$ 690
Advisor C Class*	22
Prime
Daily Money Class	7

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Amount
Treasury - Daily Money Class	$ 1,200
Treasury - Capital Reserves Class	811
Treasury - Advisor B Class	198
Treasury - Advisor C Class	104
$ 2,313
Prime - Daily Money Class	$ 4,610
Prime - Capital Reserves Class	5,258
$ 9,868
Tax-Exempt - Daily Money Class	$ 529
Tax-Exempt - Capital Reserves Class	362
Tax-Exempt - Fidelity Tax-Free Money Market Fund	595
$ 1,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt	$ 81

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury
Daily Money Class	.70%	$ 315
Capital Reserves Class	.95%	212
Advisor B Class	1.45%	52
Advisor C Class	1.45%	30
Prime
Daily Money Class	.70%	$ 849
Capital Reserves Class	.95%	1,090
Tax-Exempt
Daily Money Class	.70%	$ 126
Capital Reserves Class	.95%	85
Fidelity Tax-Free Money Market Fund	.45%	148

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Prime	$ 1	$ -
Tax-Exempt	14	6

Semiannual Report

4. Expense Reductions - continued

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Treasury
Capital Reserves Class	$ 16
Advisor B Class	488
Advisor C Class	255
Tax-Exempt
Capital Reserves Class	$ 39

5. Other Information.

At the end of the period, certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury	1	11%

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Treasury - Daily Money Class	$ 2,136	$ 7,139
Treasury - Capital Reserves Class	473	2,848
Treasury - Advisor B Class	108	318
Treasury - Advisor C Class	57	153
Total	$ 2,774	$ 10,458
Prime - Daily Money Class	$ 10,553	$ 32,365
Prime - Capital Reserves Class	5,278	19,184
Total	$ 15,831	$ 51,549
Tax-Exempt - Daily Money Class	$ 978	$ 3,004
Tax-Exempt - Capital Reserves Class	256	1,107
Tax-Exempt - Fidelity Tax-Free Money Market Fund	1,780	3,088
Total	$ 3,014	$ 7,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
Treasury - Daily Money Class Shares sold	2,110,145	3,474,092
Reinvestment of distributions	2,003	6,704
Shares redeemed	(2,082,063)	(3,702,610)
Net increase (decrease)	30,085	(221,814)
Treasury - Capital Reserves Class Shares sold	1,393,252	3,593,015
Reinvestment of distributions	294	1,495
Shares redeemed	(1,403,721)	(3,688,762)
Net increase (decrease)	(10,175)	(94,252)
Treasury - Advisor B Class Shares sold	58,722	170,971
Reinvestment of distributions	98	287
Shares redeemed	(104,118)	(243,286)
Net increase (decrease)	(45,298)	(72,028)
Treasury - Advisor C Class Shares sold	86,143	166,562
Reinvestment of distributions	53	142
Shares redeemed	(83,972)	(204,695)
Net increase (decrease)	2,224	(37,991)
Prime - Daily Money Class Shares sold	7,678,176	13,440,780
Reinvestment of distributions	10,164	31,172
Shares redeemed	(7,760,771)	(13,879,067)
Net increase (decrease)	(72,431)	(407,115)
Prime - Capital Reserves Class Shares sold	15,583,211	21,212,788
Reinvestment of distributions	5,011	18,308
Shares redeemed	(14,482,797)	(21,085,336)
Net increase (decrease)	1,105,425	145,760

Semiannual Report

7. Share Transactions - continued

	Six months ended April 30, 2004	Year ended October 31, 2003
Tax-Exempt - Daily Money Class Shares sold	941,817	1,853,775
Reinvestment of distributions	897	2,816
Shares redeemed	(984,103)	(1,888,928)
Net increase (decrease)	(41,389)	(32,337)
Tax-Exempt - Capital Reserves Class Shares sold	926,217	1,527,365
Reinvestment of distributions	233	1,012
Shares redeemed	(890,604)	(1,526,698)
Net increase (decrease)	35,846	1,679
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	1,324,525	1,520,746
Reinvestment of distributions	1,755	3,078
Shares redeemed	(1,079,640)	(1,282,948)
Net increase (decrease)	246,640	240,876

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0604 375345
1.703547.106

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/04	% of fund's investments 10/31/03	% of fund's investments 4/30/03
0 - 30	77.4	73.6	72.2
31 - 90	13.6	8.5	14.8
91 - 180	6.9	4.6	8.8
181 - 397	2.1	13.3	4.2
Weighted Average Maturity
	4/30/04	10/31/03	4/30/03
Tax-Exempt Fund	27 Days	51 Days	33 Days
All Tax-Free Money Market Funds Average*	35 Days	48 Days	32 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Variable Rate Demand Notes (VRDNs) 72.7%	Variable Rate Demand Notes (VRDNs) 67.9%
Commercial Paper (including CP Mode) 7.0%	Commercial Paper (including CP Mode) 7.1%
Tender Notes and Bonds 8.4%	Tender Notes and Bonds 10.1%
Municipal Notes 5.6%	Municipal Notes 11.2%
Municipal Bonds 3.2%	Municipal Bonds 3.0%
Fidelity Tax-Free Cash Central Fund 4.0%	Fidelity Tax-Free Cash Central Fund 0.0%
Net Other Assets** (0.9)%	Net Other Assets 0.7%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.13% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	$ 10,000	$ 10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.24%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.14%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,900	3,900
		17,600
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670	4,670
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,835	5,835
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,145	3,145
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.25% tender 6/1/04, CP mode	2,900	2,900
Series 1994 B, 1.25% tender 6/1/04, CP mode	2,700	2,700
Series 1994 C, 1.25% tender 6/1/04, CP mode	1,500	1,500
		21,850
Arizona - 2.0%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295	1,295
Maricopa County Gen. Oblig. Bonds 4% 7/1/04	1,400	1,407
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series A, 5% 1/1/05	$ 1,195	$ 1,225
Participating VRDN:
Series PT 1512, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series ROC II R1003, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,005	4,005
Series SG 03 160, 1.13% (Liquidity Facility Societe Generale) (b)(f)	3,600	3,600
Series 1997 A:
0.99% 5/17/04, CP	5,000	5,000
0.99% 6/11/04, CP	1,000	1,000
1% 7/14/04, CP	5,000	5,000
1.03% 6/3/04, CP	2,100	2,100
		32,677
California - 8.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,300	3,300
Series PA 1099, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000	10,000
Series Putters 395, 1.1% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,655	16,655
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	27,900	27,900
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	27,800	27,800
Participating VRDN Series Putters 132, 1.1% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,495	2,495
RAN:
Series A1, 2% 6/23/04, LOC HSH Nordbank AG	1,900	1,903
Series A2, 2% 6/23/04, LOC Citibank NA, New York	3,800	3,805
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	1,600	1,602
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	2,500	2,503
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	3,700	3,705
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	2,500	2,503
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.17%, VRDN (b)	$ 2,200	$ 2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,195	3,195
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,430	5,430
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.29%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	4,900	4,900
Series PT 1763, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,000	8,000
Series PT 1855, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,280	7,280
Poway Unified School District Participating VRDN Series PT 1889, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,100	1,100
Univ. of California Revs. Participating VRDN Series PT 1859, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,660	6,660
		146,036
Colorado - 1.8%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300	3,304
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.23%, LOC Bank One NA, Chicago, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.1% (Liquidity Facility Bank One NA), VRDN (b)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.09%, VRDN (b)	2,000	2,000
Colorado Hsg. & Fin. Auth. Bonds Series 2003 B5, 1% 7/1/04	13,700	13,700
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.15% (Liquidity Facility Societe Generale) (b)(f)	6,800	6,800
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (b)	1,300	1,300
		30,104
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.34%, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 1.6%, VRDN (b)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
		9,900
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Participating VRDN Series MSTC 00 92, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,250	8,250
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.17% (AMBAC Insured), VRDN (b)	3,575	3,575
(Defenders of Wildlife Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		14,575
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	1,100	1,100
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.13% (Liquidity Facility WestLB AG) (b)(f)	2,630	2,630
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.13% (Liquidity Facility Societe Generale) (b)(f)	1,210	1,210
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	13,000	13,000
Series EGL 01 0905, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	10,200	10,200
Series PT 1223, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.13% (Liquidity Facility Societe Generale) (b)(f)	11,580	11,580
Florida Local Govt. Fin. Auth. Rev. Series A, 1% 7/15/04, LOC Wachovia Bank NA, CP	1,930	1,930
Florida Muni. Pwr. Agcy. Series A, 0.97% 7/8/04, LOC Wachovia Bank NA, CP	4,840	4,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.15% (Liquidity Facility Societe Generale) (b)(f)	$ 2,910	$ 2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.28%, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.17%, VRDN (b)	6,750	6,750
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1997 B, 1.12%, VRDN (b)	4,200	4,200
Palm Beach County Rev. (Planned Parenthood Proj.) 1.12%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.215%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Sunshine State Govt. Fing. Commission Rev. Series G, 1.05% 8/5/04 (FGIC Insured), CP	1,300	1,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000	2,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.12%, LOC Wachovia Bank NA, VRDN (b)	2,760	2,760
		96,175
Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.12% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.12% (Liquidity Facility Societe Generale) (b)(f)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.08%, tender 4/19/05 (b)	13,400	13,400
Fulton County Hsg. Auth. Rev. (Legacy Cmnty. Partnership, Inc. Proj.) 1.18% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	7,200	7,200
		33,600
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (b)	1,600	1,603
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	$ 2,395	$ 2,395
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2150, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,110	5,110
		9,108
Illinois - 7.6%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.19% (Liquidity Facility Bank of America NA) (b)(f)	3,400	3,400
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2000 B, 1.25% tender 6/7/04, CP mode	400	400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.24% (Liquidity Facility Citibank NA, New York) (b)(f)	2,500	2,500
Series PT 1592, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,925	5,925
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.22%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,000	1,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,200	1,200
Series PA 591, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,305	5,305
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 E1, 1.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,115	2,115
(Aurora Central Catholic High School Proj.) Series 1994, 1.4%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 0060, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	4,690	4,690
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,500	1,500
Series PT 1881, 1.13% (Liquidity Facility WestLB AG) (b)(f)	7,525	7,525
Series PT 2131, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,780	7,780
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series Putters 409, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,900	$ 2,900
Series 2003 B, 1.09% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	17,900	17,900
Illinois Health Facilities Auth. Rev.:
Bonds (Univ. of Chicago Hosp. & Health Ctr. Proj.) 6% 8/15/04 (MBIA Insured)	2,775	2,814
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.13%, LOC Lasalle Bank NA, VRDN (b)	1,250	1,250
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.17% (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series EGL 01 1306, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,600	1,600
Series Merlots 01 A86, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,780	3,780
Series Merlots 01 A93, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,675	3,675
Series Merlots 02 A24, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,980	4,980
Series SGB 10, 1.15% (Liquidity Facility Societe Generale) (b)(f)	7,745	7,745
Series SGB 19, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.13% (Liquidity Facility WestLB AG) (b)(f)	3,430	3,430
Series PT 1655, 1.13% (Liquidity Facility WestLB AG) (b)(f)	3,245	3,245
Series PT 896, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,111	1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.45%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,350	1,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.22%, LOC Bank One NA, Chicago, VRDN (b)	3,130	3,130
		124,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 2.9%
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.12%, LOC Bank One NA, Chicago, VRDN (b)	$ 8,630	$ 8,630
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group, Inc. Proj.) Series 2001 A2, 0.98%, tender 7/2/04 (b)	10,000	10,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(f)(g)	2,000	2,000
Indiana Univ. Revs. 0.99% 5/12/04, LOC Bank One NA, Chicago, CP	1,500	1,500
Indianapolis Arpt. Auth. Rev. Bonds Series A, 5% 7/1/04 (FGIC Insured)	1,360	1,369
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,595	6,595
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,900	6,900
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
Series 1985 L5, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600	4,600
		48,324
Iowa - 0.7%
Iowa Gen. Oblig. TRAN 2% 6/29/04	12,200	12,219
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.13% (Liquidity Facility Societe Generale) (b)(f)	3,000	3,000
Kentucky - 3.4%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1.08%, tender 10/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	2,005	2,005
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
0.98% tender 7/9/04, LOC Fifth Third Bank, Cincinnati, CP mode	6,100	6,100
1.08% tender 8/13/04, LOC Fifth Third Bank, Cincinnati, CP mode	1,515	1,515
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.08% tender 8/12/04, CP mode	$ 4,500	$ 4,500
Series 2001 A, 1.05% tender 7/8/04, CP mode	15,000	15,000
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,610	7,610
Louisville & Jefferson County Metro. Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.1%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.29% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,400	1,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	5,500	5,500
		56,605
Louisiana - 0.2%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,065	4,065
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	3,000	3,000
Maryland - 1.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.09% tender 8/13/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.05% tender 6/25/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	6,500	6,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	5,000	5,000
Participating VRDN Series MS 829, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,895	1,895
Series A, 1.07% 7/15/04, CP	12,480	12,480
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,425	1,425
		29,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2081, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,800	$ 5,800
Massachusetts Gen. Oblig.:
Bonds Series A, 7.5% 6/1/04 (Escrowed to Maturity) (e)	2,675	2,690
Participating VRDN:
Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (b)(f)	4,200	4,200
Series PT 1611, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,680	1,680
Series PT 2015, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,765	1,765
Series 2001 C, 1.12% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		18,135
Michigan - 3.8%
Detroit City School District Participating VRDN:
Series PT 1581, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,495	6,495
Series PT 1844, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,990	3,990
Series PT 2158, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,475	2,475
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series Merlots 01 A103, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,200	1,200
Series SGB 47, 1.15% (Liquidity Facility Societe Generale) (b)(f)	5,110	5,110
Series B, 1.1% (FSA Insured), VRDN (b)	2,750	2,750
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	17,235	17,235
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.13% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,700	7,700
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,780	1,780
Michigan State Univ. Revs. Series 2002 A, 1.1%, VRDN (b)	6,500	6,500
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.5%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
1.7%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,930	2,930
		62,765
Minnesota - 2.1%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,840	1,840
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	2,000	2,004
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	3,100	3,100
Series ROC II 99 4, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,000	10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,572
		34,061
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,100	1,100
Missouri - 0.9%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,865	6,865
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.99%, VRDN (b)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.15%, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,700	2,700
		14,865
Nebraska - 0.1%
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,000	2,000
Nevada - 0.8%
Clark County School District Participating VRDN Series Putters 398, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,470	3,470
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.15% (Liquidity Facility Societe Generale) (b)(f)	2,500	2,500
Washoe County School District Gen. Oblig. Bonds 5% 8/1/04 (FSA Insured)	6,795	6,859
		12,829
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.07% tender 7/20/04, CP mode	3,500	3,500
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.12%, LOC Suntrust Bank, VRDN (b)	8,075	8,075
		11,575
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	1,000	1,000
Participating VRDN Series PT 1751, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
		4,000
New York - 3.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,345	6,345
New York City Gen. Oblig. Participating VRDN:
Series PT 2132, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig. Participating VRDN: - continued
Series ROC II 251, 1.16% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 3,800	$ 3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 1.11% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series PA 523, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,000	14,000
Series PT 2114, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,500	6,500
New York State Dorm. Auth. Revs. Participating VRDN Series PA 784R, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,025	1,025
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 1424, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,920	1,920
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 1.12% (Liquidity Facility Morgan Stanley) (b)(f)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series PT 1092, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,745	2,745
Series PT 2017, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500	3,500
		52,055
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	1,400	1,400
North Carolina - 1.5%
North Carolina Cap. Facilities Ed. Rev. (Greensboro College Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	7,800	7,800
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.11%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Gen. Oblig. Participating VRDN: - continued
Series PT 2115, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,465	$ 5,465
Wake County Gen. Oblig. Series 2003 C, 1.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	5,000	5,000
		25,265
Ohio - 2.2%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,910	3,910
Delaware Gen. Oblig. BAN 2% 8/5/04	2,500	2,506
Fairfield County Gen. Oblig. BAN 1.75% 9/24/04	2,250	2,257
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.19%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,440	6,440
Lakewood City School District BAN 1.75% 9/14/04	2,500	2,506
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.11% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	3,290	3,290
Ohio Higher Edl. Facilities Rev.:
(Pooled Fing. Prog.) Series B, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.12%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,200	3,200
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	3,200	3,200
		35,769
Oklahoma - 1.1%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.12% (AMBAC Insured), VRDN (b)	13,700	13,700
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.1%, LOC BNP Paribas SA, VRDN (b)	4,100	4,100
		17,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - 1.3%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,500	$ 6,500
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500	10,566
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	4,300	4,300
		21,366
Pennsylvania - 5.4%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	3,025	3,029
(Presbyterian Univ. Health Sys. Proj.) Series 1990 B, 1.09% (MBIA Insured), VRDN (b)	2,400	2,400
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	5,400	5,409
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.12%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,485	6,485
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.12% (Liquidity Facility Societe Generale) (b)(f)	5,700	5,700
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.12%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.11% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Carnegie-Mellon Univ. Proj.):
Series B, 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 3,500	$ 3,500
Series C, 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series Putters 371Z, 1.11% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,715	1,715
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,330	5,330
TRAN 2% 6/30/04	2,300	2,304
Philadelphia Wtr. & Wastewtr. Rev. Bonds 5.15% 6/15/04 (FGIC Insured)	4,450	4,472
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,250	9,250
		89,114
South Carolina - 0.9%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.15%, LOC Bank of America NA, VRDN (b)	6,050	6,050
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.15% (Liquidity Facility Citibank NA) (b)(f)	4,585	4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.8% tender 5/11/04, CP mode	2,500	2,500
		14,135
Tennessee - 1.4%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.1%, LOC Bank of America NA, VRDN (b)	6,895	6,895
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	2,100	2,100
Sevier County Pub. Bldg. Auth.:
Series IV A2, 1.11% (FSA Insured), VRDN (b)	3,490	3,490
Series IV B12, 1.11% (FSA Insured), VRDN (b)	2,165	2,165
		22,550
Texas - 17.9%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.15% tender 5/14/04, CP mode	3,500	3,500
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,290	1,290
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.12% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Granbury Independent School District Participating VRDN Series SG 129, 1.13% (Liquidity Facility Societe Generale) (b)(f)	4,815	4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.13%, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	6,900	6,900
Series MSTC 01 126 Class A, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	26,000	26,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.11% (MBIA Insured), VRDN (b)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 1.1% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)

	$ 10,380	$ 10,380
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.13% (MBIA Insured), VRDN (b)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	9,000	9,000
Series SG 03 161, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,525	5,525
Series ROC II 2084, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,520	2,520
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	3,875	3,875
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (b)	5,800	5,800
Hunt Memorial Hosp. District Rev. Series 1998, 1.14% (FSA Insured), VRDN (b)	4,770	4,770
Lower Colorado River Auth. Rev. Participating VRDN Series STARS 72, 1.13% (Liquidity Facility BNP Paribas SA) (b)(f)	8,190	8,190
Northside Independent School District Participating VRDN Series EGL 03 0040, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	5,205	5,205
Pearland Independent School District Participating VRDN Series SG 106, 1.13% (Liquidity Facility Societe Generale) (b)(f)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.15% (Liquidity Facility Societe Generale) (b)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.12% (Liquidity Facility Societe Generale) (b)(f)	7,070	7,070
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	9,995	9,995
Series SG 101, 1.13% (Liquidity Facility Societe Generale) (b)(f)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series SG 104, 1.13% (Liquidity Facility Societe Generale) (b)(f)	$ 12,250	$ 12,250
Series SG 105, 1.13% (Liquidity Facility Societe Generale) (b)(f)	11,700	11,700
Series A:
1.03% 6/4/04, CP	4,000	4,000
1.05% 8/5/04, CP	2,300	2,300
1.12% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.18%, tender 5/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	3,200	3,200
Spring Branch Independent School District Bonds 1.133%, tender 9/9/04 (Permanent School Fund of Texas Guaranteed) (a)(b)	16,000	16,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.09%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 0026, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	2,400	2,400
TRAN 2% 8/31/04	37,700	37,804
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	4,500	4,500
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.13% (Liquidity Facility Societe Generale) (b)(f)	10,000	10,000
Williamson County Gen. Oblig. Participating VRDN Series PT 2135, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,310	4,310
		295,359
Utah - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 F, 0.95% tender 5/10/04 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	$ 16,495	$ 16,495
Participating VRDN:
Series EGL 96 C4402 Class A, 1.15% (Liquidity Facility Citibank NA, New York) (b)(f)	4,000	4,000
Series MS 00 409, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	1,535	1,535
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.12%, LOC Bank One NA, Chicago, VRDN (b)	3,730	3,730
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,385	6,385
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN:
Series PT 1976, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,165	5,165
Series PT 2126, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000	4,000
		45,800
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.1%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 1.6%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,300	1,300
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.09% (FSA Insured), VRDN (b)	7,325	7,325
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.08% tender 5/13/04, CP mode	4,000	4,000
1.08% tender 5/14/04, CP mode	3,400	3,400
1.08% tender 5/25/04, CP mode	4,000	4,000
1.08% tender 6/9/04, CP mode	1,000	1,000
1.1% tender 5/11/04, CP mode	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1987, 1.1% tender 8/13/04, CP mode	$ 500	$ 500
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	2,300	2,300
		26,425
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	9,795	9,795
Clark County School District #114, Evergreen Participating VRDN Series STARS 57, 1.13% (Liquidity Facility BNP Paribas SA) (b)(f)	2,780	2,780
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.13% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	7,000	7,000
Series ROC II R152, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,340	5,340
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.1%, LOC Bank of America NA, VRDN (b)	4,235	4,235
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.15%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.13% (Liquidity Facility Societe Generale) (b)(f)	5,500	5,500
Series SGA 35, 1.12% (Liquidity Facility Societe Generale) (b)(f)	1,000	1,000
Series SGA 36, 1.12% (Liquidity Facility Societe Generale) (b)(f)	2,260	2,260
Series SGB 09, 1.15% (Liquidity Facility Societe Generale) (b)(f)	900	900
Series SGB 11, 1.15% (Liquidity Facility Societe Generale) (b)(f)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.15%, LOC Bank of America NA, VRDN (b)	$ 2,715	$ 2,715
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.15% (Liquidity Facility WestLB AG) (b)(f)	5,755	5,755
		63,105
Wisconsin - 1.5%
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,595	3,595
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.21%, VRDN (b)	7,600	7,600
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	2,495	2,495
Series MS 901, 1.14% (Liquidity Facility Morgan Stanley) (b)(f)	5,245	5,245
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,100	3,100
Series Putters 399, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,245	3,245
		25,280
Wyoming - 0.2%
Wyoming Ed. Fund RAN 1.5% 6/29/04	3,100	3,103
Other - 4.0%
Fidelity Tax-Free Cash Central Fund, 1.05% (c)(d)	66,504	66,504
TOTAL INVESTMENT PORTFOLIO - 100.9%		1,664,453
NET OTHER ASSETS - (0.9)%		(14,283)
NET ASSETS - 100%		$ 1,650,170
Total Cost for Income Tax Purposes $ 1,664,453
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,570,000 or 5.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 27,900
California Gen. Oblig. Bonds Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 27,800
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Security	Acquisition Date	Cost (000s)
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series MS 175, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 16,495
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series MS 01 825, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/4/03	$ 5,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03 - 8/22/03	$ 4,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,664,453
Cash		3,064
Receivable for investments sold		15,213
Receivable for fund shares sold		30,852
Interest receivable		5,426
Prepaid expenses		5
Receivable from investment adviser for expense reductions		68
Other receivables		3
Total assets		1,719,084

Liabilities
Payable for investments purchased Regular delivery	$ 26,760
Delayed delivery	16,033
Payable for fund shares redeemed	25,200
Distributions payable	15
Accrued management fee	334
Distribution fees payable	273
Other affiliated payables	281
Other payables and accrued expenses	18
Total liabilities		68,914

Net Assets		$ 1,650,170
Net Assets consist of:
Paid in capital		$ 1,649,892
Accumulated net realized gain (loss) on investments		278
Net Assets		$ 1,650,170
Daily Money Class: Net Asset Value, offering price and redemption price per share ($502,982 ÷ 502,584 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($405,154 ÷ 404,835 shares)		$ 1.00

Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($742,034 ÷ 741,742 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 7,867

Expenses
Management fee	$ 1,861
Transfer agent fees	1,486
Distribution fees	1,595
Accounting fees and expenses	93
Non-interested trustees' compensation	5
Custodian fees and expenses	14
Registration fees	184
Audit	18
Legal	9
Miscellaneous	6
Total expenses before reductions	5,271
Expense reductions	(418)	4,853
Net investment income		3,014
Net realized gain (loss) on investment securities		224
Net increase in net assets resulting from operations		$ 3,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,014	$ 7,199
Net realized gain (loss)	224	627
Net increase (decrease) in net assets resulting from operations	3,238	7,826
Distributions to shareholders from net investment income	(3,014)	(7,199)
Share transactions - net increase (decrease)	241,097	210,218
Total increase (decrease) in net assets	241,321	210,845

Net Assets
Beginning of period	1,408,849	1,198,004
End of period	$ 1,650,170	$ 1,408,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.005	.010	.026	.034	.026
Distributions from net investment income	(.002)	(.005)	(.010)	(.026)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.18%	.52%	.98%	2.66%	3.47%	2.65%
Ratios to Average Net AssetsD
Expenses before expense reductions	.75%A	.74%	.73%	.77%	.77%	.79%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.69%	.65%
Expenses net of all reductions	.70%A	.68%	.66%	.67%	.69%	.65%
Net investment income	.37%A	.52%	.98%	2.59%	3.41%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 503	$ 544	$ 576	$ 575	$ 467	$ 503

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.007	.024	.032	.024
Distributions from net investment income	(.001)	(.003)	(.007)	(.024)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.07%	.30%	.72%	2.40%	3.21%	2.40%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%A	.99%	.98%	1.02%	1.02%	1.04%
Expenses net of voluntary waivers, if any	.93%A	.93%	.95%	.95%	.94%	.90%
Expenses net of all reductions	.93%A	.91%	.91%	.92%	.94%	.90%
Net investment income	.14%A	.29%	.72%	2.33%	3.16%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 369	$ 367	$ 298	$ 221	$ 170

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax-Free Money Market Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.008	.012	.008
Distributions from net investment income	(.003)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.31%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%A
Expenses net of all reductions	.45%A	.43%	.41%	.42%A
Net investment income	.61%A	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 742	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Note Purchase Agreements. The fund, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $3,100 of notes with a fixed coupon of 1.25% and maturing on August 31, 2004.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The

Semiannual Report

2. Operating Policies - continued

Note Purchase Agreements - continued

notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2004, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 668	$ 12
Capital Reserves Class	.25%	.25%	927	75
			$ 1,595	$ 87

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales loads from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 529
Capital Reserves Class	362
Fidelity Tax-Free Money Market Fund	595
$ 1,486

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $81 for the period.

4. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 126
Capital Reserves Class	.95%	85
Fidelity Tax-Free Money Market Fund	.45%	148

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $14 and $6, respectively.

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Capital Reserves Class	$ 39

Semiannual Report

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Daily Money Class	$ 978	$ 3,004
Capital Reserves Class	256	1,107
Fidelity Tax-Free Money Market Fund	1,780	3,088
Total	$ 3,014	$ 7,199

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
Daily Money Class
Shares sold	941,817	1,853,775
Reinvestment of distributions	897	2,816
Shares redeemed	(984,103)	(1,888,928)
Net increase (decrease)	(41,389)	(32,337)
Capital Reserves Class
Shares sold	926,217	1,527,365
Reinvestment of distributions	233	1,012
Shares redeemed	(890,604)	(1,526,698)
Net increase (decrease)	35,846	1,679
Tax-Free Money Market Fund
Shares sold	1,324,525	1,520,746
Reinvestment of distributions	1,755	3,078
Shares redeemed	(1,079,640)	(1,282,948)
Net increase (decrease)	246,640	240,876

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0604
1.784918.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Newbury Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 15, 2004